Statement of Changes in Assets Available for Benefits - SKYWEST, INC. EMPLOYEES' RETIREMENT PLAN $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Participants	$ 91,166
Employer	68,626
Total contributions	159,792
Interest income on notes receivable from participants	1,125
Net investment income:
Interest and dividends	33,709
Net appreciation in fair value of investments	163,360
Total net investment income	197,069
Total income and contributions	357,986
Deductions:
Distributions to participants	98,481
Administrative expenses	867
Total deductions	99,348
Net increase in assets available for benefits	258,638
Assets available for benefits:
Beginning of the year	1,420,053
End of the year	$ 1,678,691